Staff costs - Headcount (Details) - numberOfPerson	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of employees
Average number of employees	192,505	193,891	201,114
Total number of employees	197,070	191,189	196,419
Average number of employees with disabilities	3,703	3,577	3,584
Banco Santander, S.A.
Number of employees
Average number of employees with disabilities	288	319	318
Threshold degree of disability (as a percent)	33.00%
Number of employees with disabilities at end of period	307	317	295
The Bank Personnel
Number of employees
Average number of employees	24,512	27,503	30,009
Executive directors and Senior management
Number of employees
Average number of employees	19	21	20
Other line personnel
Number of employees
Average number of employees	23,343	26,527	29,147
Branches abroad
Number of employees
Average number of employees	1,150	955	842
Rest of Spain
Number of employees
Average number of employees	10,348	8,878	8,269
Santander UK
Number of employees
Average number of employees	15,463	16,790	17,961
Banco Santander (Brasil) S.A.
Number of employees
Average number of employees	46,269	44,554	47,253
Other companies
Number of employees
Average number of employees	95,913	96,166	97,622
Senior executives/management
Number of employees
Number of employees - men	1,580
Number of employees - women	565
Percentage of employees - men	74.00%
Percentage of employees - women	26.00%
Average number of employees with disabilities	10
Other executives
Number of employees
Number of employees - men	11,001
Number of employees - women	6,443
Percentage of employees - men	63.00%
Percentage of employees - women	37.00%
Other personnel
Number of employees
Number of employees - men	77,370
Number of employees - women	100,111
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
Management
Number of employees
Average number of employees with disabilities	115
Collaborators
Number of employees
Average number of employees with disabilities	3,578
Europe | Senior executives/management
Number of employees
Number of employees - men	1,039
Number of employees - women	390
Percentage of employees - men	73.00%
Percentage of employees - women	27.00%
Europe | Other executives
Number of employees
Number of employees - men	6,865
Number of employees - women	3,926
Percentage of employees - men	64.00%
Percentage of employees - women	36.00%
Europe | Other personnel
Number of employees
Number of employees - men	29,934
Number of employees - women	37,773
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
North America | Senior executives/management
Number of employees
Number of employees - men	223
Number of employees - women	60
Percentage of employees - men	79.00%
Percentage of employees - women	21.00%
North America | Other executives
Number of employees
Number of employees - men	1,181
Number of employees - women	583
Percentage of employees - men	67.00%
Percentage of employees - women	33.00%
North America | Other personnel
Number of employees
Number of employees - men	18,299
Number of employees - women	23,226
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
South America | Senior executives/management
Number of employees
Number of employees - men	318
Number of employees - women	115
Percentage of employees - men	73.00%
Percentage of employees - women	27.00%
South America | Other executives
Number of employees
Number of employees - men	2,955
Number of employees - women	1,934
Percentage of employees - men	60.00%
Percentage of employees - women	40.00%
South America | Other personnel
Number of employees
Number of employees - men	29,137
Number of employees - women	39,112
Percentage of employees - men	43.00%
Percentage of employees - women	57.00%
Spain
Number of employees
Threshold degree of disability (as a percent)	33.00%